Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 16,136	$ 13,049	$ 10,058	$ 13,223	$ 10,534	$ 10,797	$ 11,365	$ 11,355	$ 9,449	$ 9,078	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,824	12,906	10,037	13,294	10,679	11,025	11,679	11,763	9,871	9,550	10,000
Class FI
Account Value [Line Items]
Line Graph and Table Measure Name	Class FI
Account Value	$ 17,050	13,793	10,636	13,991	11,146	11,431	12,038	12,027	10,013	9,622	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 16,607	13,475	10,422	13,738	10,983	11,297	11,921	11,938	9,965	9,597	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,762,884	1,421,887	1,093,048	1,433,098	1,138,112	1,163,845	1,220,269	1,215,353	1,009,063	965,285	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,780,239	1,434,039	1,101,931	1,443,288	1,145,287	1,169,348	1,225,380	1,219,241	1,011,034	966,267	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 16,630	13,267	11,020	14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 16,630	13,267	11,020	14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 16,630	13,267	11,020	14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 16,630	13,267	11,020	14,726	11,884	11,538	11,681	11,479	9,597	8,784	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,663,023	1,326,670	1,101,997	1,472,594	1,188,384	1,153,752	1,168,107	1,147,876	959,684	878,379	1,000,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 1,663,023	1,326,670	1,101,997	1,472,594	1,188,384	1,153,752	1,168,107	1,147,876	959,684	878,379	1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 17,419	13,961	11,111	14,841	11,804	11,746	11,905	11,588	9,729	9,134	10,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,741,869	1,396,112	1,111,141	1,484,115	1,180,394	1,174,585	1,190,529	1,158,812	972,940	913,414	1,000,000
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Account Value	$ 1,741,869	$ 1,396,112	$ 1,111,141	$ 1,484,115	$ 1,180,394	$ 1,174,585	$ 1,190,529	$ 1,158,812	$ 972,940	$ 913,414	$ 1,000,000